Note 9 - Short-term Investments (Details) - Realized Gains of the Sale of Available-for-sale Securities (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Realized Gains of the Sale of Available-for-sale Securities [Abstract]
Proceeds	$ 90,323,594	$ 81,824,078
Costs	90,205,903	81,664,295
Gains	106,392	(127,835)
Exchange difference	11,299	31,948
Proceeds	90,323,594	81,824,078
Costs	90,205,903	81,664,295
Losses	(106,392)	127,835
Exchange difference	$ 11,299	$ 31,948